Account Payable - Schedule of Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Accounts Payable [Abstract]
Commodity trading purchases	$ 7,336	$ 769
Server and equipment purchases	11,359	11,359
Operating service arrangements	652	383
Trade accounts payable	$ 19,347	$ 12,511